Commitments and Contingencies (Details) - CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2024 USD ($)	Aug. 08, 2022	Feb. 25, 2021 item
Registration Rights [Abstract]
Period for shares to become exercisable		30 days		30 days
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share) | $ / shares	$ 0.20
Payments for Underwriting Expense	$ 3,000,000.0
Deferred underwriting discount (in dollars per share) | $ / shares	$ 0.35
Deferred underwriting commissions	$ 5,200,000	$ 2,616,250		$ 2,616,250	$ 2,616,250
Percentage of deferred underwriting commissions payable included in initial Business Combination							50.00%
Gain from settlement of deferred underwriting commissions			$ 2,600,000		$ 2,600,000
Maximum [Member]
Registration Rights [Abstract]
Number of demands eligible security holder can make | item								3
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Sale of stock underwriter option term		45 days		45 days
Contribution from PIPE Financing for cash | shares	1,950,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Underwriting Agreement [Abstract]
Deferred underwriting commissions						$ 3,885,125